FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring
The following tables provide the valuation hierarchy classification of assets and liabilities that are recorded at fair value and measured on a recurring basis in the accompanying Consolidated Balance Sheet:

(In millions)	Total	Level 1	Level 2	Level 3
December 31, 2024
Fair value measurement:
Derivative assets (1)(3)	$82	$—	$82	$—
Derivative liabilities (2)(3)	$(41)	$—	$(41)	$—

December 31, 2023
Fair value measurement:
Derivative assets (1) (3)	$32	$—	$32	$—
Derivative liabilities (2)(3)	$(126)	$—	$(126)	$—
(1) Included in Other assets, current and Other assets on the accompanying Consolidated Balance Sheet.
(2) Included in Accrued liabilities and Other long-tern liabilities on the accompanying Consolidated Balance Sheet.
(3) Includes cross currency swaps and window forward contracts (which were settled on January 2, 2024).
The following table provides the carrying amounts and fair values of the Company's long-term notes that are not recorded at fair value in the accompanying Consolidated Balance Sheet:

	2024		2023
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Total long-term notes (1)	$11,728	$10,798	$13,951	$13,194
(1) Excludes debt discount and issuance costs.